Matthews Asia Dividend Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.0%

	Shares	Value

JAPAN: 27.0%
KATITAS Co., Ltd.†	4,080,100	$112,083,255
MISUMI Group, Inc.	3,183,800	94,784,351
Oriental Land Co., Ltd.	473,600	90,649,574
Dai-ichi Life Holdings, Inc.	4,092,600	83,164,868
Toyota Motor Corp.	4,284,100	77,276,616
Olympus Corp.	3,431,500	65,035,819
AGC, Inc.	1,584,800	63,321,291
Japan Steel Works, Ltd.	1,945,200	60,291,134
Disco Corp.	199,700	55,843,597
Food & Life Cos., Ltd.	1,837,700	51,257,149
Hoya Corp.	438,400	49,959,137
Bandai Namco Holdings, Inc.	638,400	48,409,551
Nintendo Co., Ltd.	88,000	44,419,061
Shiseido Co., Ltd.	878,900	44,391,899
Recruit Holdings Co., Ltd.	893,200	38,806,903
Rakus Co., Ltd.	2,590,100	34,765,099
Ajinomoto Co., Inc.	813,300	23,083,708
Lixil Corp.	846,000	15,748,927

Total Japan		1,053,291,939

CHINA/HONG KONG: 25.7%
Minth Group, Ltd.†	61,481,000	149,808,405
Tencent Holdings, Ltd.	2,754,600	126,971,478
Link REIT	11,854,900	100,959,106
Baidu, Inc. A Shares[b]	4,267,650	75,318,377
Postal Savings Bank of China Co., Ltd. H Shares[c,d]	84,990,000	68,437,982
Pharmaron Beijing Co., Ltd. A Shares	3,530,464	65,279,884
Yuexiu Transport Infrastructure, Ltd.†	89,420,000	60,204,273
AIA Group, Ltd.	5,628,600	58,773,198
Beijing-Shanghai High Speed Railway Co., Ltd. A Shares	77,754,770	58,289,460
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	8,883,922	51,364,966
China Tourism Group Duty Free Corp., Ltd. A Shares	1,820,405	46,737,391
Autel Intelligent Technology Corp., Ltd. A Shares	7,216,277	43,855,882
OPT Machine Vision Tech Co., Ltd. A Shares	1,381,326	39,999,231
HKBN, Ltd.	31,898,123	36,538,652
Pharmaron Beijing Co., Ltd. H Shares[c,d]	1,535,300	18,464,106
JD.com, Inc. A Shares[b]	77,433	2,200,251
Autel Intelligent Technology Corp., Ltd. A Shares	50,035	304,508

Total China/Hong Kong		1,003,507,150

AUSTRALIA: 8.5%
Breville Group, Ltd.	6,731,066	136,312,805
IDP Education, Ltd.	4,419,182	103,426,932
Treasury Wine Estates, Ltd.	5,898,072	50,947,773
QBE Insurance Group, Ltd.	4,802,069	41,179,259

Total Australia		331,866,769

VIETNAM: 8.5%
Hoa Phat Group JSC	43,403,975	85,423,208
Asia Commercial Bank JSC[b]	53,705,830	77,401,142
Vinhomes JSC[c,d]	22,415,510	74,167,473
FPT Corp.	15,167,400	70,877,920

	Shares	Value
Vietnam Dairy Products JSC	6,241,900	$22,075,210

Total Vietnam		329,944,953

TAIWAN: 6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,012,469	82,309,869
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	627,340	65,406,468
CTBC Financial Holding Co., Ltd.	55,861,000	56,928,269
MediaTek, Inc.	1,658,000	51,597,851

Total Taiwan		256,242,457

SINGAPORE: 5.9%
United Overseas Bank, Ltd.	3,170,600	74,185,701
BOC Aviation, Ltd.[c,d]	8,865,900	69,642,881
Ascendas India Trust	50,808,700	44,441,521
NetLink NBN Trust[d]	60,933,000	43,833,456

Total Singapore		232,103,559

INDIA: 3.8%
Minda Industries, Ltd.	12,254,092	149,721,608

Total India		149,721,608

INDONESIA: 2.2%
PT Bank Rakyat Indonesia Persero	267,313,284	86,338,111

Total Indonesia		86,338,111

PHILIPPINES: 2.1%
Globe Telecom, Inc.	1,672,120	82,065,378

Total Philippines		82,065,378

THAILAND: 1.5%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	76,854,200	57,635,052

Total Thailand		57,635,052

BANGLADESH: 1.4%
GrameenPhone, Ltd.	13,868,810	52,839,411

Total Bangladesh		52,839,411

SOUTH KOREA: 0.8%
POSCO Holdings, Inc.	131,912	31,642,223

Total South Korea		31,642,223

TOTAL COMMON EQUITIES		3,667,198,610

(Cost $3,368,877,300)

PREFERRED EQUITIES: 1.9%

SOUTH KOREA: 1.9%
LG Chem, Ltd., Pfd.	325,275	72,959,476

Total South Korea		72,959,476

TOTAL PREFERRED EQUITIES		72,959,476

(Cost $36,464,645)

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Matthews Asia Dividend Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value

TOTAL INVESTMENTS: 95.9%	$3,740,158,086
(Cost $3,405,341,945)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.1%	158,984,172

NET ASSETS: 100.0%	$3,899,142,258

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $230,712,442, which is 5.92% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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